Intangible Assets (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	47,859	47,591
Accumulated Amortization	13,506	7,831
Net Book Value	34,353	39,760
Customer contracts, relationships, lists and other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	0	962
Accumulated Amortization	0	938
Net Book Value	0	24
Favorable supplier relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	14,220	14,220
Accumulated Amortization	3,433	1,375
Net Book Value	10,787	12,845
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	15,897	16,031
Accumulated Amortization	5,386	2,369
Net Book Value	10,511	13,662
Proprietary knowledge [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,280	2,280
Accumulated Amortization	750	300
Net Book Value	1,530	1,980
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	10,162	8,798
Accumulated Amortization	3,937	2,849
Net Book Value	6,225	5,949
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,300	5,300
Accumulated Amortization	0	0
Net Book Value	5,300	5,300